TAXATION, Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	$ 10,046	$ 9,013
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	(6,520)	(8,022)
Deferred tax assets	3,526	991
Set-off of deferred tax positions relate to income taxes levied by the same tax authority	6,520	8,022
Deferred tax liabilities	(6,189)	(1,620)
Net deferred tax liabilities	(2,663)	(629)	$ (3,023)	$ (6,769)
Net Operating Losses [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	0	136
Net deferred tax liabilities	0	136	3,752	4,324
Share-Based Payments [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	3,929	3,573
Net deferred tax liabilities	3,929	3,573	3,075	2,672
Deferred Revenue [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	4,184	4,184
Net deferred tax liabilities	4,184	4,184	1,796	0
Property, Plant and Equipment, Intangible Assets and Right-of-use Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax assets	1,933	1,120
Net deferred tax liabilities	(10,776)	(8,522)	$ (11,646)	$ (13,765)
Property, Plant and Equipment and Intangible Assets [Member]
Deferred Tax Assets and Liabilities [Abstract]
Deferred tax liabilities	$ (12,709)	$ (9,642)